Total

Supplement Dated August 29, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity product(s).

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1,2,3]	0.90%
Total Annual Fund Operating Expenses[3]	1.36%
[1]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).
[2]	In 2020, JNAM contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of share of the Fund to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund also reduced 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Jackson National Life Distributors LLC may not recapture any suspended or reduced 12b-1 fee amounts. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser has the ability to recapture previously waived fees for a period of three years. Any future reimbursement by the Fund to the Adviser of such previously waived fees would increase the Fund’s expenses and reduce the Fund’s yield.
[3]	As a result of the Adviser’s anticipated recapture of previously waived fees beginning August 29, 2022, the “Total Annual Fund Operating Expenses” for the year ended December 31, 2022 is expected to be 0.74%, but may fluctuate based on yields and recapture by the Adviser. The total expense ratio of 1.36% is a temporary change and will be in effect until April 2023.

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Expense Examples,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

JNL/WMC Government Money Market Fund Class A
1 year	3 years	5 years	10 years
$138	$431	$745	$1,635

This Supplement is dated August 29, 2022.

JNL/WMC GOVERNMENT MONEY MARKET FUND

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL/WMC GOVERNMENT MONEY MARKET FUND JNL/WMC GOVERNMENT MONEY MARKET FUND (A)
Management Fee	0.16%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.90%	[1],[2],[3]
Total Annual Fund Operating Expenses	1.36%	[1]
[1]	As a result of the Adviser’s anticipated recapture of previously waived fees beginning August 29, 2022, the “Total Annual Fund Operating Expenses” for the year ended December 31, 2022 is expected to be 0.74%, but may fluctuate based on yields and recapture by the Adviser. The total expense ratio of 1.36% is a temporary change and will be in effect until April 2023.
[2]	In 2020, JNAM contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of share of the Fund to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The Fund also reduced 12b-1 fee payments as needed in order to maintain a yield for Class A shares of at least 0%. Jackson National Life Distributors LLC may not recapture any suspended or reduced 12b-1 fee amounts. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser has the ability to recapture previously waived fees for a period of three years. Any future reimbursement by the Fund to the Adviser of such previously waived fees would increase the Fund’s expenses and reduce the Fund’s yield.
[3]	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

Effective August 29, 2022, in the section, “Summary Overview of Each Fund,” under “Expense Examples,” for the JNL/WMC Government Money Market Fund, please delete the Class A table in its entirety and replace with the following:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL/WMC GOVERNMENT MONEY MARKET FUND | JNL/WMC GOVERNMENT MONEY MARKET FUND (A) | USD ($)	138	431	745	1,635